UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4337

HERITAGE CASH TRUST

(Exact name of registrant as specified in charter)

880 Carillon Parkway St. Petersburg, FL	33716

(Address of principal executive office)	(Zip code)

Registrant’s telephone number, including area code: (727) 573-3800

RICHARD K. RIESS, PRESIDENT

880 Carillon Parkway

St. Petersburg, FL 33716

(Name and address of agent for service)

Copy to:

CLIFFORD J. ALEXANDER, ESQ.

Kirkpatrick & Lockhart LLP

1800 Massachusetts Avenue, NW

Washington, D.C. 20036

Date of fiscal year end: August 31

Date of reporting period: February 29, 2004

Item 1.	Reports to Shareholders

March 31, 2004

Dear Fellow Shareholders:

I am pleased to provide you with the semiannual report for the Heritage Cash Trust—Money Market Fund (the “Fund”) for the six-month period ended February 29, 2004. Money market yields have exhibited very little volatility as the Federal Reserve has left the federal funds rate (the rate banks charge one each other for overnight loans) at a 46-year low of 1.0%. At the end of the period, the seven day current yield of the Fund was 0.38%(a), nearly unchanged since the beginning of this reporting period. This performance data represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted. To obtain more current performance please visit our website at www.HeritageFunds.com.

As of February 29, 2004, 49.0%, of the Fund’s net assets were invested in short-term obligations issued by U.S. Government-Sponsored Enterprises, including Fannie Mae, Freddie Mac, Federal Home Loan Bank, Federal Farm Credit Bank, and Student Loan Marketing Association(b). Approximately 40.6% of the Fund’s net assets were invested in short-term obligations of banks and corporate issues rated A-1+, the highest short-term rating classification by Standard & Poor’s Rating Group (“S&P”) and 10.4% was invested in short-term obligations rated A-1, the next highest rating category. This, along with other factors, satisfies the standards necessary to retain the Fund’s AAAm rating from S&P(c). Ratings are subject to change and do not remove market risk from your investment.

On behalf of Heritage, I thank you for your continuing investment in the Heritage Cash Trust-Money Market Fund. As always, should you have any questions, please contact your financial advisor or Heritage at (800) 421-4184.

Sincerely,

Richard K. Riess

President

(a) An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. For more complete information, including investment objective, fees, risks and expenses, contact your financial advisor or call Heritage Family of Funds at (800) 421-4184 for a prospectus.

(b) Government-Sponsored Enterprises are generally private entities sponsored by Acts of Congress but they are not guaranteed by the full faith and credit of the U.S. Government.

(c) Standard & Poor’s, a widely recognized independent authority on credit quality, rates certain money market funds based on weekly analysis. When rating a money market fund, Standard & Poor’s assesses the safety of principal. According to Standard & Poor’s, a fund rated AAAm (‘‘m’’ denotes money market fund) offers excellent safety features and has superior capacity to maintain principal value and limit exposure to loss. In evaluating safety, Standard & Poor’s focuses on credit quality, liquidity, and management.

Heritage Cash Trust—Money Market Fund

Statement of Net Assets

February 29, 2004

(unaudited)

Principal Amount		Value

Commercial Paper—50.2% (a)

Domestic—27.3%

Banks—3.9%
$ 50,000,000	Bank of America Corporation, 1.02%, 03/22/04	$49,970,250
50,000,000	Bank of America Corporation, 1.03%, 04/19/04	49,929,903
50,000,000	J.P. Morgan Chase & Company, Inc., 1.03%, 04/12/04	49,939,917
50,000,000	J.P. Morgan Chase & Company, Inc., 1.02%, 04/13/04	49,939,083

		199,779,153

Beverages—2.0%
40,000,000	Anheuser-Busch Companies, Inc., 1.02%, 03/01/04	40,000,000
40,000,000	The Coca-Cola Company, 1.00%, 03/24/04	39,974,444
25,000,000	The Coca-Cola Company, 1.00%, 03/26/04	24,982,639

		104,957,083

Chemicals—1.8%
44,944,000	E.I. du Pont de Nemours & Company, 1.00%, 03/05/04	44,939,006
21,690,000	E.I. du Pont de Nemours & Company, 1.01%, 04/02/04	21,670,527
25,000,000	E.I. du Pont de Nemours & Company, 1.00%, 04/19/02	24,965,973

		91,575,506

Cosmetics/Personal Care—1.3%
37,250,000	Kimberly-Clark Corporation, 1.00%, 03/30/04	37,219,993
32,700,000	The Procter & Gamble Company, 0.99%, 03/18/04	32,684,713

		69,904,706

Principal Amount		Value

Commercial Paper (continued)

Diversified Manufacturer—2.9%
45,600,000	General Electric Capital Corporation, 1.03%, 04/12/04	45,545,204
50,000,000	General Electric Capital Corporation, 1.09%, 04/12/04	49,936,417
54,400,000	General Electric Company, 1.03%, 03/23/04	54,365,758

		149,847,379

Financial Institutions—3.5%
50,000,000	Citigroup Global Markets, 1.02%, 03/01/04	50,000,000
50,000,000	Citigroup Global Markets, 1.03%, 04/02/04	49,954,222
12,500,000	Private Export Funding Corporation, 1.07%, 03/30/04	12,489,226
35,000,000	Private Export Funding Corporation, 1.08%, 04/08/04	34,960,100
16,000,000	Private Export Funding Corporation, 1.08%, 04/13/04	15,979,360
19,000,000	Private Export Funding Corporation, 1.07%, 06/29/04	18,932,550

		182,315,458

Household Products—1.5%
48,000,000	The Clorox Company, 1.00%, 03/01/04	48,000,000
28,000,000	The Clorox Company, 0.99%, 04/05/04	27,973,050

		75,973,050

Oil & Gas—5.4%
100,000,000	ChevronTexaco Corporation, 0.98%, 03/11/04	99,972,778
50,000,000	ChevronTexaco Corporation, 0.99%, 03/18/04	49,976,625
42,202,000	Shell Finance, 1.00%, 03/08/04	42,193,794
16,300,000	Shell Finance, 1.02%, 03/09/04	16,296,305
29,094,000	Shell Finance, 1.01%, 04/02/04	29,067,880
44,800,000	Shell Finance, 1.07%, 05/12/04	44,704,128

		282,211,510

The accompanying notes are an integral part of the financial statements.

2

Heritage Cash Trust—Money Market Fund

Statement of Net Assets

February 29, 2004

(unaudited)

(continued)

Principal Amount		Value

Commercial Paper (continued)

Pharmaceuticals—5.0%
$ 40,000,000	Bristol-Myers Squibb Company, 0.99%, 03/03/04	$39,997,800
22,950,000	Bristol-Myers Squibb Company, 1.00%, 03/08/04	22,945,538
27,000,000	Bristol-Myers Squibb Company, 1.01%, 03/08/04	26,994,697
29,300,000	Bristol-Myers Squibb Company, 1.00%, 03/16/04	29,287,792
19,277,000	Pfizer, Inc., 0.98%, 03/03/04	19,275,950
14,323,000	Pfizer, Inc., 0.99%, 03/11/04	14,319,061
59,200,000	Pfizer, Inc., 1.00%, 03/15/04	59,176,978
45,000,000	Pfizer, Inc., 0.99%, 03/19/04	44,977,725

		256,975,541

Total Domestic (cost $1,413,539,386)		1,413,539,386

Foreign—22.9% (b)

Banks—9.6%
50,000,000	Abbey National North America LLC, 1.00%, 03/02/04	49,998,611
50,000,000	Barclays U. S. Funding Corporation, 1.00%, 03/04/04	49,995,833
50,000,000	Barclays U. S. Funding Corporation, 1.02%, 04/02/04	49,954,667
39,300,000	Danske Corporation, Series “A”, 1.01%, 03/08/04	39,292,282
24,350,000	Danske Corporation, Series “A”, 1.02%, 03/08/04	24,341,690
36,350,000	Danske Corporation, Series “B”, 1.02%, 03/08/04	36,335,581
100,000,000	Deutsche Bank Financial Inc., 1.05%, 04/07/04	99,892,083
47,809,000	KFW International Finance, 1.00%, 03/01/04	47,809,000
50,000,000	Rabobank US Financial Corporation, 1.03%, 03/01/04	50,000,000
50,000,000	Rabobank US Financial Corporation, 1.00%, 03/01/04	50,000,000

		497,619,747

Principal Amount		Value

Commercial Paper (continued)

Financial Services—3.5%
50,000,000	Siemens Capital Corporation, 1.01%, 04/05/04	49,950,903
25,000,000	Siemens Capital Corporation, 1.02%, 04/05/04	24,975,208
25,000,000	Siemens Capital Corporation, 1.02%, 05/21/04	24,942,625
23,412,000	Toyota Motor Credit Corporation, 1.00%, 03/01/04	23,412,000
45,000,000	Toyota Motor Credit Corporation, 1.00%, 03/02/04	44,998,750
11,773,000	Toyota Motor Credit Corporation, 0.99%, 03/03/04	11,772,352

		180,051,838

Food—4.1%
34,200,000	Nestle Capital Corporation, 0.99%, 03/10/04	34,191,535
55,600,000	Nestle Capital Corporation, 0.99%, 03/25/04	55,563,304
23,000,000	Nestle Capital Corporation, 1.00%, 03/25/04	22,984,667
19,630,000	Nestle Capital Corporation, 1.02%, 04/05/04	19,610,534
17,570,000	Nestle Capital Corporation, 1.00%, 04/28/04	17,541,693
25,600,000	Unilever Capital Corporation, 1.00%, 03/03/04	25,598,578
15,000,000	Unilever Capital Corporation, 1.00%, 03/19/04	14,992,500
20,000,000	Unilever Capital Corporation, 1.00%, 03/22/04	19,988,333

		210,471,144

Oil & Gas—1.9%
25,000,000	BP America, 1.05%, 03/09/04	24,994,167
75,000,000	BP America, 1.03%, 03/17/04	74,965,666

		99,959,833

The accompanying notes are an integral part of the financial statements.

3

Heritage Cash Trust—Money Market Fund

Statement of Net Assets

February 29, 2004

(unaudited)

(continued)

Principal Amount		Value

Commercial Paper (continued)

Pharmaceuticals—2.5%
$100,000,000	GlaxoSmithKline PLC, 1.01%, 04/14/04	$99,876,556
30,000,000	Novartis AG, 1.00%, 03/02/04	29,999,166

		129,875,722

Regional Agencies—1.3%
39,525,000	The Canadian Wheat Board, 1.03%, 03/10/04	39,514,822
10,000,000	Export Development Canada, 1.00%, 03/23/04	9,993,889
19,000,000	Province of British Columbia, 1.05%, 03/16/04	18,991,687

		68,500,398

Total Foreign (cost $1,186,478,682)		1,186,478,682

Total Commercial Paper (cost $2,600,018,068)		2,600,018,068

U.S. Government-Sponsored Enterprises—49.0% (a)
36,865,000	Fannie Mae, 0.99%, 03/03/04	36,862,983
100,000,000	Fannie Mae, 1.06%, 03/03/04	99,994,111
50,000,000	Fannie Mae, 1.09%, 03/10/04	49,986,437
50,000,000	Fannie Mae, 1.05%, 03/24/04	49,966,458
60,000,000	Fannie Mae, 1.09%, 04/02/04	59,941,867
25,925,000	Fannie Mae, 1.00%, 04/07/04	25,898,355
100,000,000	Fannie Mae, 1.03%, 04/07/04	99,894,653
185,000,000	Fannie Mae, 1.00%, 04/14/04	184,773,889
40,000,000	Fannie Mae, 1.02%, 04/21/04	39,942,483
50,000,000	Fannie Mae, 1.15%, 07/01/04	49,805,986
50,000,000	Fannie Mae, 1.05%, 08/11/04	49,762,292
50,000,000	Fannie Mae, 1.05%, 08/18/04	49,753,264
75,000,000	Fannie Mae, 1.50%, 12/21/04	75,000,000
38,200,000	Fannie Mae, 1.51%, 01/18/05	38,200,000
19,500,000	Federal Farm Credit Banks, 1.20%, 07/15/04	19,411,600
50,000,000	Federal Farm Credit Banks, 1.19%, 07/15/04	49,775,222
25,000,000	Federal Farm Credit Banks, 1.16%, 08/31/04	24,852,583
74,000,000	Federal Farm Credit Banks, 1.21%, 10/15/04	73,432,914

Principal Amount		Value

U.S. Government-Sponsored Enterprises (continued)
26,000,000	Federal Farm Credit Banks, 1.33%, 11/17/04	25,749,295
60,000,000	Federal Home Loan Bank, 0.99%, 03/03/04	59,996,700
55,000,000	Federal Home Loan Bank, 1.08%, 03/05/04	54,993,431
25,000,000	Federal Home Loan Bank, 0.98%, 03/10/04	24,993,875
44,290,000	Federal Home Loan Bank, 1.00%, 03/10/04	44,278,927
74,122,000	Federal Home Loan Bank, 1.08%, 03/10/04	74,102,080
100,000,000	Federal Home Loan Bank, 1.08%, 03/17/04	99,952,222
100,000,000	Federal Home Loan Bank, 0.99%, 04/16/04	99,873,500
25,000,000	Federal Home Loan Bank, 1.05%, 07/07/04	24,906,667
50,000,000	Federal Home Loan Bank, 1.08%, 01/05/05 (c)	50,000,000
100,000,000	Freddie Mac, 0.99%, 03/02/04	99,997,250
40,688,000	Freddie Mac, 0.98%, 03/02/04	40,686,892
90,000,000	Freddie Mac, 0.99%, 03/09/04	89,980,200
28,291,000	Freddie Mac, 1.00%, 04/06/04	28,262,709
27,600,000	Freddie Mac, 1.02%, 04/06/04	27,571,848
88,681,000	Freddie Mac, 1.00%, 04/13/04	88,575,075
58,300,000	Freddie Mac, 1.01%, 04/13/04	58,229,668
50,000,000	Freddie Mac, 1.00%, 04/13/04	49,940,278
65,000,000	Freddie Mac, 1.00%, 05/11/04	64,871,806
75,000,000	Freddie Mac, 1.00%, 05/18/04	74,837,500
30,000,000	Freddie Mac, 1.07%, 07/06/04	29,887,288
50,000,000	Freddie Mac, 1.05%, 08/17/04	49,753,542
100,000,000	Student Loan Marketing Association, 1.01%, 06/17/04 (c)	100,000,000
100,000,000	Student Loan Marketing Association, 1.01%, 08/19/04 (c)	100,000,000

Total U.S. Government-Sponsored Enterprises (cost $2,538,695,850)		2,538,695,850

Total Investment Portfolio excluding repurchase agreement (cost $5,138,713,918)		5,138,713,918

The accompanying notes are an integral part of the financial statements.

4

Heritage Cash Trust—Money Market Fund

Statement of Net Assets

February 29, 2004

(unaudited)

(continued)

Value

Repurchase Agreement—0.3% (a)
Repurchase Agreement with State Street Bank and Trust Company, dated February 27, 2004 @ 0.92% to be repurchased at $14,311,097 on March 1, 2004, collateralized by $9,925,000 United States Treasury Bonds, $14,619,794 including interest) (cost $14,310,000)	$14,310,000

Total Investment Portfolio (cost $5,153,023,918) (d), 99.5% (a)	5,153,023,918
Other Assets and Liabilities, net, 0.5% (a)	25,983,502

Net Assets, (consisting of paid-in-capital), 100%	$5,179,007,420

Class A Shares
Net asset value, offering and redemption price per share, ($5,172,036,164 divided by 5,172,039,573 shares outstanding)	$1.00

Class B Shares
Net asset value, offering and redemption price per share, ($3,562,935 divided by 3,562,762 shares outstanding)	$1.00

Class C Shares
Net asset value, offering and redemption price per share, ($3,408,321 divided by 3,408,259 shares outstanding)	$1.00

(a)	Percentages indicated are based on net assets.
(b)	U.S. dollar denominated.
(c)	Floating rate notes reset their interest rate on a periodic basis.
(d)	The aggregate identified cost for federal income tax purposes is the same.

The accompanying notes are an integral part of the financial statements.

5

Heritage Cash Trust—Money Market Fund

Statement of Operations

For the Six-Month Period Ended February 29, 2004

(unaudited)

Investment Income:

Interest		$28,242,094
Expenses:
Management Fee	$10,839,429
Distribution fee (Class A)	3,966,317
Distribution fee (Class B)	2,977
Distribution fee (Class C)	3,249
Shareholder servicing fees	2,965,389
Custodian fee	196,162
Registration fees and expenses	142,730
Reports to shareholders	105,500
Professional fees	35,217
Fund accounting fee	25,742
Insurance	9,965
Trustees’ fees and expenses	7,814
Other	1,611

Total expenses		18,302,102

Net investment income from operations		$9,939,992

Statements of Changes in Net Assets

	For the Six-Month Period Ended February 29, 2004 (unaudited)	For the Fiscal Year Ended August 31, 2003
Increase (decrease) in net assets:
Operations:
Net investment income from operations	$9,939,992	$34,857,637
Distributions to shareholders from:
Net investment income Class A shares, ($0.002 and $0.007 per share, respectively)	(9,924,471)	(34,795,589)
Net investment income Class B shares, ($0.002 and $0.007 per share, respectively)	(7,439)	(38,895)
Net investment income Class C shares, ($0.002 and $0.007 per share, respectively)	(8,082)	(42,046)

Net distributions to shareholders	(9,939,992)	(34,876,530)
Increase (decrease) in net assets from Fund share transactions	(311,475,267)	372,014,162

Increase (decrease) in net assets	(311,475,267)	371,995,269
Net assets, beginning of period	5,490,482,687	5,118,487,418

Net assets, end of period	$5,179,007,420	$5,490,482,687

The accompanying notes are an integral part of the financial statements.

6

Heritage Cash Trust—Money Market Fund

Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

	Class A Shares
	For the Six-Month Period Ended February 29, 2004 (unaudited)		For the Fiscal Years Ended August 31
			2003	2002	2001	2000	1999
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net investment income (a)	0.002		0.007	0.015	0.048	0.053	0.044
Less Distributions:
Dividends from net investment income and net realized gains (a)	(0.002)		(0.007)	(0.015)	(0.048)	(0.053)	(0.044)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return (%)	0.19	(b)	0.66	1.53	4.87	5.43	4.46

Ratios (%)/ Supplemental Data:
Operating expenses, net, to average daily net assets	0.69	(c)	0.70	0.70	0.72	0.72	0.73
Net investment income to average daily net assets	0.38	(c)	.65	1.51	4.69	5.31	4.37
Net assets, end of period ($ millions)	5,172		5,479	5,106	4,757	3,890	3,106

(a)	Includes net realized gains and losses which were less than $.001 per share for each of the periods.
(b)	Not annualized.
(c)	Annualized.

The accompanying notes are an integral part of the financial statements.

7

Heritage Cash Trust—Money Market Fund

Financial Highlights

	Class B Shares							Class C Shares
	For the Six-Month Period Ended February 29, 2004 (unaudited)		For the Fiscal Years Ended August 31					For the Six-Month Period Ended February 29, 2004 (unaudited)		For the Fiscal Years Ended August 31
			2003	2002	2001	2000	1999			2003	2002	2001	2000	1999
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net investment income (a)	0.002		0.007	0.015	0.048	0.053	0.044	0.002		0.007	0.015	0.048	0.053	0.044
Less Distributions:
Dividends from net investment income and net realized gains (a)	(0.002)		(0.007)	(0.015)	(0.048)	(0.053)	(0.044)	(0.002)		(0.007)	(0.015)	(0.048)	(0.053)	(0.044)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return (%)	0.19	(b)	0.66	1.53	4.87	5.43	4.46	0.19	(b)	0.66	1.53	4.87	5.43	4.46

Ratios (%)/ Supplemental Data:
Operating expenses, net, to average daily net assets	0.69	(c)	0.70	0.70	0.72	0.72	0.73	0.69	(c)	0.70	0.70	0.72	0.72	0.73
Net investment income to average daily net assets	0.37	(c)	.67	1.52	4.40	5.25	4.37	0.37	(c)	.67	1.47	4.63	5.19	4.37
Net assets, end of period ($ millions)	4		5	6	4	1	1	3		6	6	2	1	3

(a)	Includes net realized gains and losses which were less than $.001 per share for each of the periods.
(b)	Not annualized.
(c)	Annualized.

The accompanying notes are an integral part of the financial statements.

8

Heritage Cash Trust—Money Market Fund

Notes to Financial Statements

(unaudited)

Note 1:	Significant Accounting Policies. Heritage Cash Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company consisting of two separate investment portfolios, the Money Market Fund (the “Fund”) and the Municipal Money Market Fund. The Fund seeks to achieve maximum current income consistent with stability of principal. The Fund currently offers Class A and Class C shares. Effective February 1, 2004, Class B shares are no longer available for direct purchase. Class B shares will continue to be available through exchanges as described in the Fund’s prospectus. Class A, B and C shares have no front end sales charges, but when redeemed, may be subject to a contingent deferred sales charge (CDSC) if they were acquired through an exchange from another Heritage mutual fund. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Security Valuation: The Fund uses the amortized cost method of security valuation (as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended). The amortized cost of an instrument is determined by valuing it at cost at the time of purchase and thereafter accreting/amortizing any purchase discount/premium at a constant rate until maturity.

Repurchase Agreements: The Fund enters into repurchase agreements whereby the Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Federal Income Taxes: The Fund is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.

Distribution of Income and Gains: Distributions from net investment income and net realized gains available for distribution are declared daily and paid monthly. The Fund uses the identified cost method for determining realized gain or loss on investment transactions for both financial and federal income tax reporting purposes.

Expenses: The Fund is charged for those expenses that are directly attributable to it, while other expenses are allocated proportionately among the Heritage mutual funds based upon methods approved by the Board of Trustees. Expenses that are directly attributable to a specific class of shares, such as

9

Heritage Cash Trust—Money Market Fund

Notes to Financial Statements

(unaudited)

(continued)

distribution fees, are charged directly to that class. Other expenses of the Fund are allocated to each class of shares based upon their relative percentage of net assets.

Other: Investment transactions are recorded on a trade date basis. Interest income is recorded on the accrual basis.

Note 2:	Fund Shares. At February 29, 2004, there was an unlimited number of shares of beneficial interest of no par value authorized.

Transactions in Class A, B and C shares and dollars of the Fund during the six-month period ended February 29, 2004 at a net asset value of $1.00 per share, were as follows:

	Class A	Class B	Class C
Shares sold	9,650,981,328	348,724	1,272,855
Shares issued on reinvestment of distributions	10,327,457	5,670	8,393
Shares redeemed	(9,968,746,371)	(1,450,770)	(4,222,553)

Net decrease	(307,437,586)	(1,096,376)	(2,941,305)
Shares outstanding:
Beginning of period	5,479,477,159	4,659,138	6,349,564

End of period	5,172,039,573	3,562,762	3,408,259

Transactions in Class A, B and C shares and dollars of the Fund during the fiscal year ended August 31, 2003 at a net asset value of $1.00 per share, were as follows:

	Class A	Class B	Class C
Shares sold	16,208,426,824	3,915,607	27,472,133
Shares issued on reinvestment of distributions	38,265,187	31,618	43,576
Shares redeemed	(15,873,414,728)	(5,115,416)	(27,610,639)

Net increase (decrease)	373,277,283	(1,168,191)	(94,930)
Shares outstanding:
Beginning of fiscal year	5,106,199,876	5,827,329	6,444,494

End of fiscal year	5,479,477,159	4,659,138	6,349,564

Note 3:	Purchases and Maturities of Securities. For the six-month period ended February 29, 2004, purchases and sales/maturities of short-term investment securities, excluding repurchase agreements, aggregated $25,225,156,707 and $25,251,491,000, respectively. Purchases and sales/maturities of U.S. Government-Sponsored Enterprises, aggregated $7,375,896,484 and $7,680,482,000, respectively.

10

Heritage Cash Trust—Money Market Fund

Notes to Financial Statements

(unaudited)

(continued)

Note 4:	Management, Distribution, Shareholder Servicing Agent, Fund Accounting and Trustees’ Fees. Under the Trust’s Investment Advisory and Administration Agreement with Heritage Asset Management, Inc. (the “Manager” or “Heritage”), the Fund agrees to pay to the Manager the following annual fee as a percentage of the Fund’s average daily net assets, computed daily and payable monthly.

Fund’s Average Daily Net Assets	Management Fee Rate
First $500 million	0.500%
Next $500 million	0.475%
Next $500 million	0.450%
Next $500 million	0.425%
Next $500 million	0.400%
Next $2.5 billion	0.375%
Next $5.0 billion	0.360%
Greater than $10 billion	0.350%

The amount payable to the Manager as of February 29, 2004 was $1,692,793. Pursuant to a contractual agreement, the Manager has agreed to waive its fees and, if necessary, reimburse the Fund to the extent that annual operating expenses exceed 0.74% of the average daily net assets for the fiscal year ending August 31, 2004. No fees were waived and no expenses were reimbursed for the period ended February 29, 2004.

The Manager also is the Shareholder Servicing Agent and Fund Accountant for the Fund. The Manager charged $2,965,389 for Shareholder Servicing fees and $25,742 for Fund Accounting services, of which $949,667 and $10,000 were payable as of February 29, 2004, respectively.

Raymond James & Associates, Inc. (the “Distributor” or “RJA”) has advised the Fund that it generated $19,710 and $3,997 in contingent deferred sales charges for Class B and Class C shares, respectively during the period ended February 29, 2004. From these fees, the Distributor paid sales commissions to sales persons and incurred other distribution costs.

Pursuant to plans adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, the Fund is authorized to pay the Distributor a fee of up to 0.15% of the average daily net assets. Such fee is accrued daily and payable monthly. The total amount payable to the Distributor as of February 29, 2004 was $614,098. The Manager, Distributor, Fund Accountant and Shareholder Servicing Agent are all wholly-owned subsidiaries of Raymond James Financial, Inc. (“RJF”).

Trustees of the Trust also serve as Trustees for Heritage Capital Appreciation Trust, Heritage Growth and Income Trust, Heritage Income Trust and Heritage Series Trust, investment companies that are also advised by the Manager (collectively referred to as the “Heritage Mutual Funds”). Each Trustee of the

11

Heritage Cash Trust—Money Market Fund

Notes to Financial Statements

(unaudited)

(continued)

Heritage Mutual Funds who is not an employee of the Manager or an employee of an affiliate of the Manager receives an annual fee of $18,000 and an additional fee of $3,000 for each combined quarterly meeting of the Heritage Mutual Funds attended. Trustees’ fees and expenses are paid equally by each portfolio in the Heritage Mutual Funds.

Note 5:	Federal Income Taxes. The timing and character of certain income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) from investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital or accumulated net realized gain (loss), as appropriate, in the period that the differences arise. Results of operations and net assets are not affected by these reclassifications. For the fiscal year ended August 31, 2003, to reflect reclassifications arising from permanent tax differences attributable to a reclass of dividends, the Fund decreased (debited) undistributed net investment income $15,720 and increased (credited) accumulated net realized loss $15,720. In addition, from November 1, 2002 to August 31, 2003 the Fund incurred $3,173 of net realized capital losses (post October losses) which will be deferred and treated as arising on September 1, 2003 in accordance with regulations under the Internal Revenue Code. All dividends paid by the Fund from net investment income are deemed to be ordinary income for Federal income tax purposes.

12

March 31, 2004

Dear Valued Shareholders:

It is my pleasure to provide you with the semiannual report for the Heritage Cash Trust—Municipal Money Market Fund (the “Fund”) for the six-month period ended February 29, 2004. As previously reported to you, the Federal Reserve policy makers lowered the overnight interest rates by a quarter of a percentage point in June 2003 to 1.0%. In the following eight months, the Federal Reserve has maintained a stable rate environment, with an overnight rate of a 1.0%. As a result, the Fund’s seven-day current yield has remained relatively stable and at the end of the reporting period was 0.37%(a). This performance data represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted. To obtain more current performance please visit our website at www.HeritageFunds.com.

Please remember that if you are subject to the alternative minimum tax (AMT), a portion of your Fund’s income may be considered a preference item for federal tax purposes. Also, if you are subject to state income tax, the income your Fund earns from securities issued in your state may be exempt from your state income tax.

If you have any questions, please contact your Financial Advisor or Heritage at (800) 421-4184. Once again, thank you for allowing us to serve you.

Sincerely,

Richard K. Riess

President

(a)	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. For more complete information, including investment objective, fees, risks and expenses, contact your financial advisor or call Heritage Family of Funds at (800) 421-4184 for a prospectus.

Heritage Cash Trust—Municipal Money Market Fund

Statement of Net Assets

February 29, 2004

(unaudited)

Principal Amount		Value

Notes, Bonds & Variable Rate Demand Notes—99.9%(a)(b)

Alabama—2.9%
$ 10,550,000	Alabama Housing Finance Authority, 1.10% (c) Multi Family Housing Revenue Bond Hunter Ridge Apartment Project, Series 03H, AMT, 03/07/04 LOC: Southtrust Bank N.A.	$10,550,000
6,000,000	Decatur Industrial Development Board, 1.03% (c) Pollution Control Revenue Bond Amoco Chemical Company Project, Series 95, AMT, 03/01/04	6,000,000
6,400,000	Stevenson, 1.13% (c) Industrial Development Revenue Bond Mead Corporation Project, Series 97, AMT, 03/07/04 LOC: JP Morgan Chase Bank	6,400,000
6,700,000	Stevenson, 1.13% (c) Industrial Development Revenue Bond Mead Corporation Project, Series 98B, AMT, 03/07/04 LOC: JP Morgan Chase Bank	6,700,000

		29,650,000

Arkansas—3.4%
6,000,000	Arkansas Development Finance Authority, 1.06% (c) Industrial Development Revenue Bond Teris Project, Series 02, AMT, 03/07/04 LOC: Wachovia Bank, N.A.	6,000,000

Principal Amount		Value

Notes, Bonds & Variable Rate Demand Notes (continued)
14,500,000	Union County, 0.98% (c) Pollution Control Revenue Bond Del-Tin Fiber Project, Series 97A, AMT, 03/07/04 LOC: Bank One, N.A.	14,500,000
14,500,000	Union County, 0.98% (c) Pollution Control Revenue Bond Del-Tin Fiber Project, Series 97B, AMT, 03/07/04 LOC: Bank One, N.A.	14,500,000

		35,000,000

Arizona—1.4%
3,400,000	Maricopa County Industrial Development Authority, 0.99% (c) Multi Family Housing Revenue Bond San Remo Apartment Project, Series 02, AMT, 03/07/04 LOC: Federal National Mortgage Association	3,400,000
6,850,000	Maricopa County Industrial Development Authority, 0.99% (c) Multi Family Housing Revenue Bond San Lucas Apartment Project, Series 03, AMT, 03/07/04 LOC: Federal National Mortgage Association	6,850,000
4,000,000	Phoenix Civic Improvement, 1.06% Wastewater Systems, Series 03, 03/22/04 LOC: Bank of America, N.A.	4,000,000

		14,250,000

The accompanying notes are an integral part of the financial statements.

Heritage Cash Trust—Municipal Money Market Fund

Statement of Net Assets

February 29, 2004

(unaudited)

(continued)

Principal Amount		Value

Notes, Bonds & Variable Rate Demand Notes (continued)

Colorado—1.9%
$ 3,000,000	Colorado Housing & Finance Authority, 1.00% (c) Waste Management Inc. Project, Series 03, AMT, 03/07/04 LOC: Wachovia Bank, N.A.	$3,000,000
14,160,000	Colorado Housing & Finance Authority, 1.00% (c) Pollution Control Revenue Bond Waste Management Inc. Project, Series 02, AMT, 03/07/04 LOC: JP Morgan Chase Bank	14,160,000
2,500,000	Colorado Housing & Finance Authority, 1.20% Single Family Mortgage Bond Series 03A-5, AMT, 03/01/04 GIC: Trinity Funding	2,500,000

		19,660,000

District of Columbia—1.1%
11,300,000	District of Columbia, 0.95% American National Red Cross, Series 00, 03/05/04 LOC: Bank One, N.A.	11,300,000

Delaware—4.0%
41,000,000	Delaware Economic Development Authority, 1.06% Industrial Development Revenue Bond Delaware Clean Power Project, Motiva Enterprises LLC, Series 97C, AMT, 03/07/04	41,000,000

Florida—2.3%
2,500,000	Florida Housing Finance Agency, 0.99% (c) Multi Family Housing Revenue Bond Hampton Lakes Project, 85U, 03/07/04 LOC: Credit Suisse First Boston	2,500,000

Principal Amount		Value

Notes, Bonds & Variable Rate Demand Notes (continued)
6,300,000	Greater Orlando Aviation Authority, 1.10% Series B, AMT, 03/10/04 LOC: Westdeutsche Landesbank, Bayerische Landesbank and State Street Bank and Trust Company	6,300,000
9,018,000	Miami-Dade Aviation Authority, 1.02% Miami International Airport, Series B, 03/12/04 LOC: Bayerische Landesbank, JP Morgan Chase Bank and State Street Bank and Trust Company	9,018,000
6,000,000	Miami-Dade Aviation Authority, 1.00% Miami International Airport, Series B, 03/15/04 LOC: Bayerische Landesbank, JP Morgan Chase Bank and State Street Bank and Trust Company	6,000,000

		23,818,000

Georgia—4.9%
2,700,000	Clayton County Development Authority, 1.05% (c) Industrial Development Revenue Bond C. W. Matthews Contracting Project, Series 00, AMT, 03/07/04 LOC: Bank of America N.A.	2,700,000
8,850,000	Cobb County Housing Authority, 1.01% (c) Multi Family Housing Revenue Bond Walton Trail Apartment Project, Series 00, AMT, 03/07/04 LOC: Federal Home Mortgage Corporation	8,850,000

The accompanying notes are an integral part of the financial statements.

Heritage Cash Trust—Municipal Money Market Fund

Statement of Net Assets

February 29, 2004

(unaudited)

(continued)

Principal Amount		Value

Notes, Bonds & Variable Rate Demand Notes (continued)
$ 8,000,000	Cobb County Housing Authority, 1.04% (c) Multi Family Housing Revenue Bond Woodchase Village Apartment Project, Series 03, AMT, 03/07/04 LOC: Regions Bank	$8,000,000
4,000,000	De Kalb County Housing Authority, 1.05% (c) Multi Family Housing Revenue Bond Mountain Crest Apartment Project, Series 02A-1, AMT, 03/07/04 LOC: Suntrust Bank	4,000,000
6,525,000	East Point Housing Authority, 1.15% (c) Multi Family Housing Revenue Bond Eagles Crest Apartment Project, Series 03, AMT, 03/07/04 LOC: Bank of America N.A.	6,525,000
3,400,000	Gainesville & Hall County Development Authority, 1.11% (c) Industrial Development Revenue Bond IMS Gear Inc. Project, Series 00, AMT, 03/07/04 LOC: Wachovia Bank, N.A.	3,400,000
3,100,000	Rockmart Development Authority, 1.11% (c) Industrial Development Revenue Bond C. W. Matthews Contracting Project, Series 00, AMT, 03/07/04 LOC: Wachovia Bank, N.A.	3,100,000

Principal Amount		Value

Notes, Bonds & Variable Rate Demand Notes (continued)
8,100,000	Roswell Housing Authority, 1.01% (c) Multi Family Housing Revenue Bond Park Ridge Apartment Project, Series 03, 03/07/04 LOC: Federal National Mortgage Association	8,100,000
6,650,000	Waleska Downtown Development Authority, 0.98% (c) Reinhardt College Project, Series 03, 03/07/04 LOC: Regions Bank	6,650,000

		51,325,000

Iowa—0.8%
8,000,000	Iowa, GO, 1.05% Tax and Revenue Anticipation Notes Series 02-03, 06/29/04	8,024,771

Illinois—7.1%
5,375,000	Chicago Industrial Development Authority, 1.03% (c) Industrial Development Revenue Bond Evans Food Products Company Project, Series 98, AMT, 03/07/04 LOC: LaSalle National Bank	5,375,000
3,255,000	Chicago, 1.03% (c) Industrial Development Revenue Bond Andres Imaging & Graphics, Series 00, AMT, 03/07/04 LOC: LaSalle National Bank	3,255,000

The accompanying notes are an integral part of the financial statements.

Heritage Cash Trust—Municipal Money Market Fund

Statement of Net Assets

February 29, 2004

(unaudited)

(continued)

Principal Amount		Value

Notes, Bonds & Variable Rate Demand Notes (continued)
$ 3,000,000	Chicago, 1.10% (c) Multi Family Housing Revenue Bond North Larrabee, Series 01A, AMT, 03/07/04 LOC: Harris Trust & Savings Bank	$3,000,000
12,804,000	Chicago Midway International Airport, 1.00% Series 03, AMT, 04/08/04 LOC: JP Morgan Chase Bank and HSH Nordbank	12,804,000
2,960,000	Huntley, 1.00% (c) Industrial Development Revenue Bond Colony Inc. Project, Series 99, AMT, 03/07/04 LOC: Bank One, N.A.	2,960,000
2,435,000	Illinois Development Finance Authority, 1.03% (c) Industrial Development Revenue Bond F. C. Ltd Partnership Project, AMT, 03/01/04 LOC: LaSalle National Bank	2,435,000
1,400,000	Illinois Development Finance Authority, 1.03% (c) Industrial Development Revenue Bond Azteca Foods Inc. Project, Series 95, AMT, 03/07/04 LOC: LaSalle National Bank	1,400,000
3,400,000	Illinois Development Finance Authority, 1.03% (c) Industrial Development Revenue Bond Touhy Ltd Partnership Project, Series 96, AMT, 03/07/04 LOC: LaSalle National Bank	3,400,000

Principal Amount		Value

Notes, Bonds & Variable Rate Demand Notes (continued)
1,250,000	Illinois Development Finance Authority, 1.03% (c) Industrial Development Revenue Bond Emtech Machining & Grinding, Series 96, AMT, 03/07/04 LOC: LaSalle National Bank	1,250,000
2,000,000	Illinois Development Finance Authority, 1.05% (c) Industrial Development Revenue Bond MPP Zinc Plating Plant, AMT, 03/07/04 LOC: Bank of America, N.A.	2,000,000
2,750,000	Illinois Development Finance Authority, 1.03% (c) Industrial Development Revenue Bond Porter Athletic Equip Project, AMT, 03/07/04 LOC: LaSalle National Bank	2,750,000
3,640,000	Illinois Development Finance Authority, 1.10% (c) Industrial Development Revenue Bond Northwest Pallet Supply Project, Series 01, AMT, 03/07/04 LOC: Harris Trust & Savings Bank	3,640,000
3,110,000	Illinois Development Finance Authority, 1.03% (c) Industrial Development Revenue Bond Olive Can Company Project, Series 94, AMT, 03/07/04 LOC: LaSalle National Bank	3,110,000

The accompanying notes are an integral part of the financial statements.

Heritage Cash Trust—Municipal Money Market Fund

Statement of Net Assets

February 29, 2004

(unaudited)

(continued)

Principal Amount		Value

Notes, Bonds & Variable Rate Demand Notes (continued)
$10,000,000	Illinois Development Finance Authority, 1.00% (c) Pollution Control Revenue Bond Waste Management Inc. Project, Series 02, AMT, 03/07/04 LOC: JP Morgan Chase Bank	$10,000,000
4,100,000	Illinois Student Assistance Commission, 1.00% (c) Student Loan Revenue Bond Series 97A, AMT, 03/07/04 LOC: Bank One N.A.	4,100,000
4,000,000	Lake County, 1.02% (c) Industrial Development Revenue Bond Northpoint Association Project, AMT, 03/07/04 LOC: Northern Trust Company	4,000,000
4,320,000	Lake County, 1.10% (c) Pollution Control Revenue Bond Countryside Landfill Project, Series 96B, AMT, 03/07/04 LOC: JP Morgan Chase Bank	4,320,000
3,330,000	Wheeling, 1.00% (c) Industrial Development Revenue Bond V-S Industries Inc. Project, Series 00, AMT, 03/01/04 LOC: Harris Trust & Savings Bank	3,330,000

		73,129,000

Indiana—3.8%
3,155,000	Crawfordsville, 1.06% (c) Multi Family Housing Revenue Bond Pedcor Investments-Shady, Series 93, AMT, 03/07/04 LOC: Federal Home Loan Bank	3,155,000

Principal Amount		Value

Notes, Bonds & Variable Rate Demand Notes (continued)
2,670,000	Elkhart County, 1.05% (c) Multi Family Housing Revenue Bond Johnson Street Apartment Project, Series 98A, AMT, 03/07/04 LOC: LaSalle National Bank	2,670,000
2,500,000	Gibson County, 0.98% (c) Pollution Control Revenue Bond Toyota Motor Manufacturing Project, Series 97, AMT, 03/07/04	2,500,000
3,000,000	Gibson County, 0.98% (c) Pollution Control Revenue Bond Toyota Motor Manufacturing Project, Series 99A, AMT, 03/07/04	3,000,000
1,000,000	Gibson County, 0.98% (c) Pollution Control Revenue Bond Toyota Motor Manufacturing Project, Series 00A, AMT, 03/07/04	1,000,000
4,000,000	Gibson County, 0.98% (c) Pollution Control Revenue Bond Toyota Motor Manufacturing Project, Series 01, AMT, 03/07/04	4,000,000
3,000,000	Gibson County, 0.98% (c) Pollution Control Revenue Bond Toyota Motor Manufacturing Project, Series 01B, AMT, 03/07/04	3,000,000
4,000,000	Indianapolis, 0.99% (c) Multi Family Housing Revenue Bond Nora Pines Apartment Project, Series 01, AMT, 03/07/04 LOC: Federal National Mortgage Association	4,000,000

The accompanying notes are an integral part of the financial statements.

Heritage Cash Trust—Municipal Money Market Fund

Statement of Net Assets

February 29, 2004

(unaudited)

(continued)

Principal Amount		Value

Notes, Bonds & Variable Rate Demand Notes (continued)
$ 10,000,000	Indianapolis Airport Authority, 1.00% Subordinate Notes Series 99, AMT, 05/03/04 LOC: Bank One, N.A.	$10,000,000
1,844,000	La Porte County, 1.07% (c) Multi Family Housing Revenue Bond Pedcor Investments-Woodland, Series 94, AMT, 03/07/04 LOC: Federal Home Loan Bank	1,844,000
4,452,000	Portage, 1.04% (c) Multi Family Housing Revenue Bond Pedcor Investments, Series 95A, AMT, 03/07/04 LOC: Federal Home Loan Bank	4,452,000

		39,621,000

Kansas—0.3%
3,300,000	Shawnee Industrial Development Authority, 1.03% (c) Industrial Development Revenue Bond Thrall Enterprises Inc. Project, Series 94, AMT, 03/07/04 LOC: LaSalle National Bank	3,300,000

Kentucky—1.0%
10,800,000	Pendleton County, 1.01% Kentucky Association of County Leasing, 03/01/04 LOC: Commonwealth Bank of Australia	10,800,000

Principal Amount		Value

Notes, Bonds & Variable Rate Demand Notes (continued)

Louisiana—1.1%
1,500,000	Calcasieu Parish, 1.00% (c) Industrial Development Revenue Bond Hydroserve Westlake LLC, Series 98, AMT, 03/07/04 LOC: JP Morgan Chase Bank	1,500,000
3,500,000	Deridder Industrial Development Board, 1.10% (c) Industrial Development Revenue Bond PAX Inc. Project, Series 97, AMT, 03/07/04 LOC: Bank One N.A.	3,500,000
3,000,000	Lake Charles, 0.95% (c) Conoco Inc. Project, Series 99A, 03/07/04 LOC: Bank One N.A.	3,000,000
3,400,000	Lake Charles, 0.98% (c) Conoco Inc. Project, Series 99B, AMT, 03/07/04 LOC: Bank One N.A.	3,400,000

		11,400,000

Massachusetts—5.6%
22,450,000	Massachusetts Health & Educational Facilities Authority, 0.85% (c) Massachusetts Institute of Technology, Series J-2, 03/07/04	22,450,000
6,000,000	Mass Port Authority, 1.05% Series 03B, AMT, 03/09/04 LOC: Westdeutsche Landesbank	6,000,000
24,885,000	Massachusetts Water Resources Authority, FGIC, 0.91% (c) Multi Modal, Series 01B, 03/07/04 BPA: FGIC Securities Purchase, Inc.	24,885,000

The accompanying notes are an integral part of the financial statements.

Heritage Cash Trust—Municipal Money Market Fund

Statement of Net Assets

February 29, 2004

(unaudited)

(continued)

Principal Amount		Value

Notes, Bonds & Variable Rate Demand Notes (continued)
$ 5,000,000	Massachusetts Water Resources Authority, 1.05% Series 94, 03/09/04 LOC: Bayerische Landesbank	$5,000,000

		58,335,000

Maryland—0.4%
4,575,000	Maryland Health & Higher Educational Facilities Authority, 0.95% (c) Pooled Loan Program, Series 94D, 03/07/04 LOC: Bank of America N.A.	4,575,000

Maine—0.6%
5,910,000	Finance Authority of Maine, 1.00% (c) Industrial Development Revenue Bond Jackson Laboratory, Series 02, 03/07/04 LOC: Fleet National Bank	5,910,000

Michigan—2.4%
11,725,000	Michigan Health Facility Revenue Bond, 1.25% (c) West Shore Medical Center, Series 01, 03/07/04 LOC: National City Bank	11,725,000
10,000,000	University of Michigan, 1.05% Series D, 03/10/04	10,000,000
3,305,000	University of Michigan, 1.02% Series D, 03/12/04	3,305,000

		25,030,000

Principal Amount		Value

Notes, Bonds & Variable Rate Demand Notes (continued)

Minnesota—1.2%
2,000,000	Dakota County Community Development Agency, 1.08% (c) Multi Family Housing Revenue Bond Regatta Commons Project, Series 03A, AMT, 03/01/04 LOC: LaSalle National Bank	2,000,000
5,190,000	Ramsey County Housing & Redevelopment Authority, 1.30% (c) Multi Family Housing Revenue Bond Gateway Apartment LP Project, Series 03, AMT, 03/07/04 LOC: LaSalle National Bank	5,190,000
5,000,000	St Paul & Ramsey Housing & Redevelopment Authority, 1.30% (c) Multi Family Housing Revenue Bond St Paul Leased Housing Association, Series 02A, AMT, 03/07/04 LOC: LaSalle National Bank	5,000,000

		12,190,000

Nebraska—0.4%
3,900,000	Lancaster County NE, 1.06% (c) Industrial Development Revenue Bond Husker Foods Inc. Project, AMT, 03/07/04 LOC: Citibank N.A.	3,900,000

The accompanying notes are an integral part of the financial statements.

Heritage Cash Trust—Municipal Money Market Fund

Statement of Net Assets

February 29, 2004

(unaudited)

(continued)

Principal Amount		Value

Notes, Bonds & Variable Rate Demand Notes (continued)

Nevada—3.7%
$ 12,500,000	Clark County, 1.02% (c) Southwest Gas Corporation Project, Series 03B, AMT, 03/07/04 LOC: Fleet National Bank	$12,500,000
13,500,000	Director State of Nevada, 0.98% (c) Pollution Control Revenue Bond Barrick Goldstrike Mines, AMT, 03/07/04 LOC: Royal Bank of Canada	13,500,000
4,600,000	Henderson Public Improvement Trust, 1.06% (c) Multi Family Housing Revenue Bond Pueblo Verde Apartment Project, Series 95A, 03/07/04 LOC: Credit Suisse First Boston	4,600,000
1,790,000	Nevada Housing Division, 0.99% (c) Multi Family Housing Revenue Bond Fremont Meadows Apartment Project, Series 97, AMT, 03/07/04 LOC: Federal Home Loan Bank	1,790,000
2,000,000	Nevada Housing Division, 0.99% (c) Multi Family Housing Revenue Bond Horizon Pines Project, Series 00A, AMT, 03/07/04 LOC: Federal National Mortgage Association	2,000,000

Principal Amount		Value

Notes, Bonds & Variable Rate Demand Notes (continued)
3,755,000	Nevada Housing Division, 0.99% (c) Multi Family Housing Revenue Bond Parkplay Plaza Apartments, Series 02A, AMT, 03/07/04 LOC: Federal National Mortgage Association	3,755,000

		38,145,000

New York—8.8%
10,000,000	Long Island Power Authority, 0.93% (c) Electric System General Revenue Bond Series 1A, 03/07/04 LOC: Landesbank Baden Wurttenburg, and Bayerische Landesbank	10,000,000
7,300,000	Long Island Power Authority, 0.92% (c) Electric System General Revenue Bond Series 03E, FSA, 03/07/04 BPA: Dexia	7,300,000
17,500,000	Metropolitan Transportation Authority State of New York, 0.95% Transit Facility Special Obligation Series CP-1A, 03/26/04 LOC: ABN AMRO Bank N.V.	17,500,000
7,000,000	Metropolitan Transportation Authority State of New York, 1.00% Transit Facility Special Obligation Series CP-1A, 04/06/04 LOC: ABN AMRO Bank N.V.	7,000,000

The accompanying notes are an integral part of the financial statements.

Heritage Cash Trust—Municipal Money Market Fund

Statement of Net Assets

February 29, 2004

(unaudited)

(continued)

Principal Amount		Value

Notes, Bonds & Variable Rate Demand Notes (continued)
$ 5,000,000	Metropolitan Transportation Authority State of New York, 0.95% Transit Facility Special Obligation Series CP-1A, 04/08/04 LOC: ABN AMRO Bank N.V.	$5,000,000
8,000,000	Nassau County Interim Finance Authority, 0.91% (c) Sales Tax Secured Series 02A, FSA, 03/07/04 BPA: Dexia	8,000,000
12,700,000	New York City Housing Development Corporation, 0.94% (c) Multi Family Housing Revenue Bond The Foundry, Series 02A, AMT, 03/07/04 LOC: Federal National Mortgage Association	12,700,000
14,500,000	New York Municipal Water Authority, 0.98% Series 01, 04/08/04	14,500,000
9,000,000	New York State Housing Finance Agency, 0.94% (c) Worth Street, Series 03A, AMT, 03/07/04 LOC: Federal National Mortgage Association	9,000,000

		91,000,000

Ohio—2.9%
9,000,000	Akron Bath Copley Joint Township Hospital District, 1.00% (c) Health Care Facility Revenue Bond Sumner on Ridgewood Project, Series 02, 03/07/04 LOC: KBC Bank N.V.	9,000,000

Principal Amount		Value

Notes, Bonds & Variable Rate Demand Notes (continued)
3,500,000	Evendale OH, 0.98% (c) Industrial Development Revenue Bond SHV Real Estate Project, 03/07/04 LOC: ABN AMRO Bank N.V.	3,500,000
7,200,000	Hamilton County, 1.00% (c) Stratford Heights Project, Series 04, 03/07/04 LOC: Royal Bank of Scotland and Bank of New York	7,200,000
10,300,000	Ohio Air Quality Development Authority, 1.03% (c) Pollution Control Revenue Bond BP Exploration & Oil Project, Series 98, AMT, 03/01/04	10,300,000

		30,000,000

Oklahoma—0.1%
1,600,000	Oklahoma Development Finance Authority, 1.05% (c) Industrial Development Revenue Bond Shawnee Funding Project, Series 96, AMT, 03/07/04 LOC: Bank of Nova Scotia	1,600,000

Pennsylvania—1.4%
2,800,000	Elk County Industrial Development Authority, 0.99% (c) Industrial Development Revenue Bond Willamette Industries Inc. Project, Series 92, AMT, 03/07/04 LOC: Deutsche Bank A.G.	2,800,000
4,000,000	Pennsylvania Economic Development Financing Authority, 1.00% (c) Reliant Energy Seward Project, Series 01A, AMT, 03/07/04 LOC: Westdeutsche Landesbank	4,000,000

The accompanying notes are an integral part of the financial statements.

Heritage Cash Trust—Municipal Money Market Fund

Statement of Net Assets

February 29, 2004

(unaudited)

(continued)

Principal Amount		Value

Notes, Bonds & Variable Rate Demand Notes (continued)
$ 7,980,000	Pennsylvania State Higher Educational Facilities Authority, 0.97% (c) Student Association Inc. Project, Series 03C, 03/07/04 LOC: Wachovia Bank	$7,980,000

		14,780,000

Rhode Island—1.2%
4,400,000	Rhode Island Student Loan Authority, 1.00% (c) Student Loan Revenue Bond Series 95-1, AMT, 03/07/04 LOC: State Street Bank and Trust Company	4,400,000
5,000,000	Rhode Island Student Loan Authority, 1.00% (c) Student Loan Revenue Bond Series 96-2, AMT, 03/07/04 LOC: State Street Bank and Trust Company	5,000,000
2,600,000	Rhode Island Student Loan Authority, 1.00% (c) Student Loan Revenue Bond Series 96-3, AMT, 03/07/04 LOC: State Street Bank and Trust Company	2,600,000

		12,000,000

South Carolina—1.8%
6,000,000	Berkeley County, 1.03% (c) Industrial Development Revenue Bond Amoco Chemical Company Project, Series 97, AMT, 03/01/04	6,000,000

Principal Amount		Value

Notes, Bonds & Variable Rate Demand Notes (continued)
4,500,000	South Carolina Jobs-Economic Development Authority, 1.06% (c) Industrial Development Revenue Bond Brown Packing Company Inc. Project, Series 01, AMT, 03/07/04 LOC: Wachovia Bank	4,500,000
8,000,000	South Carolina Jobs-Economic Development Authority, 1.03% (c) Industrial Development Revenue Bond Titan Wheel International Inc. Project, Series 95, AMT, 03/07/04 LOC: ABN AMRO Bank N.V.	8,000,000

		18,500,000

South Dakota—1.1%
5,000,000	South Dakota Housing Development Authority, 0.97% (c) Homeownership MTG, Series 03F, AMT, 03/07/04 BPA: Landesbank Hessen-Thueringen	5,000,000
6,495,000	South Dakota Housing Development Authority, 1.05% (c) Multi Family Housing Revenue Bond Lacrosse Investors LLP, Series 01, 03/07/04 LOC: Federal National Mortgage Association	6,495,000

		11,495,000

The accompanying notes are an integral part of the financial statements.

Heritage Cash Trust—Municipal Money Market Fund

Statement of Net Assets

February 29, 2004

(unaudited)

(continued)

Principal Amount		Value

Notes, Bonds & Variable Rate Demand Notes (continued)

Tennessee—5.4%
$ 7,000,000	Lewisburg Industrial Development Board, 1.02% (c) Waste Management Inc. Project, Series 03, AMT, 03/07/04 LOC: Wachovia Bank	$7,000,000
16,955,000	Montgomery County Public Building Authority, 0.95% (c) Loan Pool, Series 95, 03/07/04 LOC: Bank of America N.A.	16,955,000
1,896,000	Nashville & Davidson County Health & Education Facility Board, 1.09 (c) Multi Family Housing Revenue Bond Old Hickory Towers, Series 95A, AMT, 03/07/04 LOC: Federal Home Loan Bank	1,896,000
10,000,000	Shelby County Health Educational & Housing Facilities Board, 0.97% (c) The Village at Germantown, Series 03C, 03/07/04 LOC: BNP Paribas	10,000,000
10,000,000	Stewart County Industrial Development Board, 0.98% (c) Industrial Development Revenue Bond Standard Gypsum Project, Series 99, AMT, 03/07/04 LOC: Bank of America N.A.	10,000,000

Principal Amount		Value

Notes, Bonds & Variable Rate Demand Notes (continued)
10,000,000	Stewart County Industrial Development Board, 0.98% (c) Industrial Development Revenue Bond Standard Gypsum Project, Series 99B, AMT, 03/07/04 LOC: Bank of America N.A.	10,000,000

		55,851,000

Texas—12.9%
6,885,000	Austin Combined Utility Systems, 1.05% Travis & Williamson County, Series A, 03/10/04 LOC: Bayerische Landesbank, JP Morgan Chase Bank and State Street Bank and Trust Company	6,885,000
8,070,000	Austin Combined Utility Systems, 1.00% Travis & Williamson County, Series A, 03/15/04 LOC: Bayerische Landesbank, JP Morgan Chase Bank and State Street Bank and Trust Company	8,070,000
3,600,000	Brazos River Authority, 1.06% (c) Pollution Control Revenue Bond TXU Energy Company LLC, Series D-1, AMT, 03/07/04 LOC: Credit Suisse First Boston	3,600,000
5,000,000	Brazos River Authority, 1.06% (c) Pollution Control Revenue Bond TXU Energy Company LLC, Series D-2, AMT, 03/07/04 LOC: JP Morgan Chase Bank	5,000,000
2,000,000	Calhoun Port Authority, 1.10% (c) Industrial Development Revenue Bond British Petroleum Project, Series 98, AMT, 03/01/04	2,000,000

The accompanying notes are an integral part of the financial statements.

Heritage Cash Trust—Municipal Money Market Fund

Statement of Net Assets

February 29, 2004

(unaudited)

(continued)

Principal Amount		Value

Notes, Bonds & Variable Rate Demand Notes (continued)
$ 15,400,000	Greater East Texas Higher Education Authority, 1.00% (c) Series 93B, AMT, 03/07/04 LOC: Student Loan Marketing Association	$15,400,000
13,000,000	Gulf Coast Waste Disposal Authority, 1.03% (c) Pollution Control Revenue Bond Amoco Oil Company Project, Series 93, AMT, 03/01/04	13,000,000
7,880,000	Gulf Coast Waste Disposal Authority, 0.95% (c) Pollution Control Revenue Bond Waste Corporation Texas Project, Series 02, AMT, 03/07/04 LOC: Wells Fargo Bank, N.A.	7,880,000
6,000,000	Houston Health Facilities Development Corporation, 0.98% (c) Buckingham Senior Living, Series C, 03/07/04 LOC: LaSalle National Bank	6,000,000
4,000,000	Mansfield Industrial Development Corporation, 1.03% (c) Industrial Development Revenue Bond Pier 1-Imports Project, AMT, 03/07/04 LOC: Bank One N.A.	4,000,000

Principal Amount		Value

Notes, Bonds & Variable Rate Demand Notes (continued)
6,300,000	Midlothian Industrial Development Corporation, 0.97% (c) Industrial Development Revenue Bond Box-Crow Cement Company Project, Series 84, 03/07/04 LOC: Union Bank of Switzerland, AG	6,300,000
9,400,000	North Texas Higher Education Authority, 1.00% (c) Student Loan Revenue Bond Series 93A, AMT, 03/07/04 LOC: Lloyds Bank PLC	9,400,000
6,400,000	Tarrant County Housing Finance Corporation, 1.10% (c) Multi Family Housing Revenue Bond Park at Sycamore School Apartments, Series 03, AMT, 03/07/04 LOC: Southtrust Bank N.A.	6,400,000
6,000,000	Texas, GO, 0.99% (c) Veterans Housing Assistance Program, Series A-2, AMT, 03/07/04 BPA: Landesbank Hessen-Thueringen	6,000,000
20,000,000	Texas, GO, 1.17% Tax and Revenue Anticipation Notes Series 03-04, 08/31/04	20,082,048
8,500,000	Texas Public Finance Authority, GO, 0.95% Series 03B, 03/11/04	8,500,000
5,600,000	University of Texas Board of Regents, 1.00% Series 02A, 03/11/04	5,600,000

		134,117,048

The accompanying notes are an integral part of the financial statements.

Heritage Cash Trust—Municipal Money Market Fund

Statement of Net Assets

February 29, 2004

(unaudited)

(continued)

Principal Amount		Value

Notes, Bonds & Variable Rate Demand Notes (continued)

Virginia—4.4%
$ 15,000,000	Metropolitan Washington Airports Authority, 1.00% (c) Airport Revenue Bond Series 02C, FSA, AMT, 03/07/04 BPA: Dexia	$15,000,000
5,000,000	Harrisonburg Redevelopment & Housing Authority, 0.99% (c) Multi Family Housing Revenue Bond Huntington Village Apartment Project, Series 01A, AMT, 03/07/04 LOC: Federal National Mortgage Association	5,000,000
2,500,000	Henrico County Economic Development Authority, 0.98% (c) Industrial Development Revenue Bond White Oak Semiconductor Project, Series 00, AMT, 03/07/04 LOC: Citibank N.A.	2,500,000
2,000,000	Norfolk Industrial Development Authority, 1.11% (c) Industrial Development Revenue Bond Norfolk Shiprepair & Drydock Project, Series 00, AMT, 03/07/04 LOC: Wachovia Bank	2,000,000

Principal Amount		Value

Notes, Bonds & Variable Rate Demand Notes (continued)
2,000,000	Richmond Redevelopment & Housing Authority, 1.02% (c) Multi Family Housing Revenue Bond Tobacco Row, Series 89B-3, AMT, 03/07/04 GIC: Bayerische Landesbank	2,000,000
4,750,000	Richmond Redevelopment & Housing Authority, 1.02% (c) Multi Family Housing Revenue Bond Tobacco Row, Series 89B-5, AMT, 03/07/04 GIC: Bayerische Landesbank	4,750,000
10,660,000	Richmond Redevelopment & Housing Authority, 1.02% (c) Multi Family Housing Revenue Bond Tobacco Row, Series 89B-7, AMT, 03/07/04 GIC: Bayerische Landesbank	10,660,000
4,100,000	Virginia Beach Development Authority, 1.11% (c) Industrial Development Revenue Bond Architectural Graphics Project, Series 00, AMT, 03/07/04 LOC: Wachovia Bank	4,100,000

		46,010,000

Washington—7.0%
7,225,000	Port of Seattle, 1.06% Subordinate Lien Revenue Note Series 01B-1, AMT, 03/02/04 LOC: Bank of America N.A.	7,225,000

The accompanying notes are an integral part of the financial statements.

Heritage Cash Trust—Municipal Money Market Fund

Statement of Net Assets

February 29, 2004

(unaudited)

(continued)

Principal Amount		Value

Notes, Bonds & Variable Rate Demand Notes (continued)
$ 15,995,000	Port of Seattle, 1.01% Subordinate Lien Revenue Note Series 01B-2, AMT, 04/07/04 LOC: Bayerische Landesbank	$15,995,000
15,000,000	Port of Tacoma, 1.05% Subordinate Lien Revenue Note Series A, 03/19/04 LOC: Westdeutsche Landesbank	15,000,000
6,000,000	Port of Vancouver, 1.05% (c) Industrial Development Revenue Bond United Grain Corporation Project, Series 92, AMT, 03/07/04 LOC: Bank of America N.A.	6,000,000
5,000,000	Port of Seattle, 1.04% (c) Harbor Island Terminal 18 Project, Series 97, AMT, 03/07/04 LOC: Bank of New York	5,000,000
1,620,000	Washington Housing Finance Commission, 1.08% (c) Multi Family Housing Revenue Bond Country Club Villas, Series A, AMT, 03/01/04 LOC: U.S. Bank N.A.	1,620,000
2,085,000	Washington Housing Finance Commission, 1.08% (c) Multi Family Housing Revenue Bond Regency Park Apartment Project, Series 99A, AMT, 03/01/04 LOC: U.S. Bank N.A.	2,085,000

Principal Amount		Value

Notes, Bonds & Variable Rate Demand Notes (continued)
4,805,000	Washington Housing Finance Commission, 1.03% (c) Multi Family Housing Revenue Bond Heatherwood Apartment Project, Series 02A, AMT, 03/01/04 LOC: U.S. Bank N.A.	4,805,000
6,240,000	Washington Housing Finance Commission, 0.99% (c) Multi Family Housing Revenue Bond Whisperwood Apartment Project, Series 02A, AMT, 03/07/04 LOC: Federal National Mortgage Association	6,240,000
2,990,000	Washington Housing Finance Commission, 1.05% (c) Multi Family Housing Revenue Bond Summerglen Apartment Project, Series 95, AMT, 03/07/04 LOC: U.S. Bank N.A.	2,990,000
3,700,000	Washington Housing Finance Commission, 1.04% (c) Multi Family Housing Revenue Bond Olympic Place Apartment Project, Series 03A, AMT, 03/07/04 LOC: U.S. Bank N.A.	3,700,000
1,510,000	Washington Housing Finance Commission, 1.05% (c) Multi Family Housing Revenue Bond LTC Properties Inc. Project, AMT, 03/07/04 LOC: U.S. Bank N.A.	1,510,000

		72,170,000

The accompanying notes are an integral part of the financial statements.

Heritage Cash Trust—Municipal Money Market Fund

Statement of Net Assets

February 29, 2004

(unaudited)

(continued)

Principal Amount		Value

Notes, Bonds & Variable Rate Demand Notes (continued)

Wisconsin—1.4%
$ 9,920,000	Wisconsin Housing & Economic Development Authority, 1.00% (c) Home Ownership Revenue Bond Series 03A, AMT, 03/07/04 LOC: Federal National Mortgage Association	$9,920,000
5,000,000	Wisconsin Housing & Economic Development Authority, 0.99% (c) Home Ownership Revenue Bond Series 03B, AMT, 03/07/04 BPA: State Street Bank and Trust Company	5,000,000

		14,920,000

West Virginia —1.2%
12,000,000	West Virginia Public Energy Authority, 1.05% Morgantown Energy Association, Series 89A, AMT, 04/01/04 LOC: Dexia	12,000,000

		1,034,805,819

Value
Total Investments (cost $1,034,805,819) (d), 99.9%(a)	$1,034,805,819
Other Assets and Liabilities, net, 0.1%(a)	1,064,690

Net Assets, (net asset value, offering and redemption price of $1.00 per share; 1,035,925,092 shares outstanding), consisting of paid-in-capital net of accumulated net realized loss of $37,528, 100%	$1,035,870,509

(a)	Percentages are based on net assets.
(b)	Earlier of the maturity date or the put date.
(c)	Floating rate notes are securities that generally are payable on demand within seven calendar days. Put bonds are securities that can be put back to the issuer or remarketer either at the option of the holder, at a specified date, or within a specified time period known at the time of purchase. For these securities, the demand period and the remaining period to put date, respectively, are used when calculating the weighted average maturity of the portfolio.
(d)	The aggregate identified cost for federal income tax purposes is the same.

AMT	—	Securities subject to Alternative Minimum Tax
BPA	—	Bond Purchase Agreement
FGIC	—	Finance Guaranty Insurance Company
FSA	—	Financial Security Assurance
GIC	—	Credit enhancement provided by guaranteed investment contract with noted institution
GO	—	General Obligation
LOC	—	Credit enhancement provided by letter of credit issued by noted institution

The accompanying notes are an integral part of the financial statements.

Heritage Cash Trust—Municipal Money Market Fund

Statement of Operations

For the Six-Month Period Ended February 29, 2004

(unaudited)

Investment Income:

Income:
Interest		$5,558,878
Expenses:
Management fee	$2,415,889
Distribution fee	789,411
Shareholder servicing fees	107,374
State qualification expenses	77,180
Custodian fee	38,651
Professional fees	36,759
Fund accounting fee	28,852
Reports to shareholders	24,750
Insurance	3,986
Trustees’ fees and expenses	7,814
Other	994

Total expenses		3,531,660

Net investment income from operations		$2,027,218

Statements of Changes in Net Assets

	For the Six-Month Period Ended February 29, 2004 (unaudited)	For the Fiscal Year Ended August 31, 2003
Increase in net assets:
Operations:
Net investment income from operations	$2,027,218	$6,158,716
Distributions to shareholders from net investment income ($0.002 and $0.006 per share, respectively)	(2,027,218)	(6,156,796)
Increase (decrease) in net assets from Fund share transactions	(21,032,116)	108,413,461

Increase (decrease) in net assets	(21,032,116)	108,415,381
Net assets, beginning of period	1,056,902,625	948,487,244

Net assets, end of period	$1,035,870,509	$1,056,902,625

The accompanying notes are an integral part of the financial statements.

Heritage Cash Trust—Municipal Money Market Fund

Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

	For the Six-Month Period Ended February 29, 2004 (unaudited)		For the Fiscal Years Ended August 31
			2003	2002	2001	2000	1999
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net investment income (a)	0.002		0.006	0.010	0.029	0.032	0.026

Less Distributions:
Dividends from net investment income (a)	(0.002)		(0.006)	(0.010)	(0.029)	(0.032)	(0.026)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return (%)	0.19	(b)	0.61	0.98	2.97	3.29	2.62

Ratios to average daily net assets (%)/ Supplemental Data
Operating expenses, net	0.67	(c)	0.67	0.68	0.69	0.71	0.73
Net investment income	0.39	(c)	0.59	0.96	2.90	3.24	2.58
Net assets, end of period ($ millions)	1,036		1,057	948	913	772	625

(a)	Includes net realized gains and losses which were less than $0.001 per share for each of the periods.
(b)	Not annualized
(c)	Annualized

The accompanying notes are an integral part of the financial statements.

Heritage Cash Trust—Municipal Money Market Fund

Notes to Financial Statements

(unaudited)

Note 1:	Significant Accounting Policies. Heritage Cash Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company consisting of two separate investment portfolios, the Municipal Money Market Fund (the “Fund”) and the Money Market Fund. The Fund seeks to achieve maximum current income exempt from federal income tax consistent with stability of principal. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Security Valuation: The Fund uses the amortized cost method of security valuation (as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended). The amortized cost of an instrument is determined by valuing it at cost at the time of purchase and thereafter accreting/amortizing any purchase discount/premium at a constant rate until maturity.

Federal Income Taxes: The Fund is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.

Distribution of Income and Gains: Distributions from net investment income and net realized gains available for distribution are declared daily and paid monthly. The Fund uses the identified cost method for determining realized gain or loss on investment transactions for both financial and federal income tax reporting purposes.

Expenses: The Fund is charged for those expenses which are directly attributable to it, while other expenses are allocated proportionately among the Heritage mutual funds based upon methods approved by the Board of Trustees.

Other: Investment transactions are recorded on a trade date basis. Interest income is recorded on the accrual basis.

Heritage Cash Trust—Municipal Money Market Fund

Notes to Financial Statements

(unaudited)

(continued)

Note 2:	Fund Shares. At February 29, 2004, there was an unlimited number of shares of beneficial interest of no par value authorized. Transactions in shares and dollars of the Fund during the six-month period ended February 29, 2004 and for the fiscal year ended August 31, 2003 at a net asset value of $1.00 per share, were as follows:

	For the Six-Month Period Ended February 29, 2004 (unaudited)	For the Fiscal Year Ended August 31, 2003
Shares sold	2,351,951,964	3,829,357,644
Shares issued on reinvestment of distributions	2,011,004	6,544,389
Shares redeemed	(2,374,995,084)	(3,727,488,572)

Net increase (decrease)	(21,032,116)	108,413,461
Shares outstanding:
Beginning of period	1,056,957,208	948,543,747

End of period	1,035,925,092	1,056,957,208

Note 3:	Purchases, Sales and Maturities of Securities. For the six-month period ended February 29, 2004, purchases, sales and maturities of short-term investment securities aggregated $1,627,716,940, $1,230,561,000 and $432,697,000, respectively.

Note 4:	Management, Distribution, Shareholder Servicing Agent, Fund Accounting and Trustees’ Fees. Under the Trust’s Investment Advisory and Administration Agreement with Heritage Asset Management, Inc. (the “Manager” or “Heritage”), the Fund agrees to pay to the Manager the following annual fee as a percentage of the Fund’s average daily net assets, computed daily and payable monthly.

Fund’s Average Daily Net Assets	Management Fee Rate
First $250 million	0.500%
Next $250 million	0.475%
Next $250 million	0.450%
Next $250 million	0.425%
Greater than $1 billion	0.400%

The amount payable to the Manager as of February 29, 2004 was $388,489. Pursuant to a contractual agreement, the Manager agreed to waive its fees and, if necessary, reimburse the Fund to the extent that total operating expenses exceed 0.74% of its average daily net assets for the fiscal year ending August 31, 2004. No fees were waived and no expenses were reimbursed for the period ended February 29, 2004.

Heritage Cash Trust—Municipal Money Market Fund

Notes to Financial Statements

(unaudited)

(continued)

The Manager entered into a subadvisory agreement with Alliance Capital Management L.P. (the “Subadviser”) to provide investment advice and portfolio management services (including placement of brokerage orders) and certain compliance and other services for a fee payable by the Manager, equal to 0.125% of the Fund’s average daily net assets on assets up to $100 million, 0.10% of average daily net assets on assets from $100 million to $250 million, and 0.05% on average daily net assets exceeding $250 million without regard to any reduction due to the imposition of expense limitations.

The Manager also is the Shareholder Servicing Agent and Fund Accountant for the Fund. The Manager charged $107,374 for Shareholder Servicing fees and $28,852 for Fund Accounting services, of which $34,038 and $11,200 were payable as of February 29, 2004, respectively.

Pursuant to a plan adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, the Fund is authorized to pay Raymond James & Associates, Inc. (the “Distributor” or “RJA”) a fee equal to 0.15% of the average daily net assets. Such fee is accrued daily and payable monthly. The total amount payable to the Distributor as of February 29, 2004 was $123,873. The Manager, Distributor, Fund Accountant and Shareholder Servicing Agent are all wholly owned subsidiaries of Raymond James Financial, Inc. (“RJF”).

Trustees of the Trust also serve as Trustees for Heritage Capital Appreciation Trust, Heritage Growth and Income Trust, Heritage Income Trust and Heritage Series Trust, investment companies that are also advised by the Manager (collectively referred to as the “Heritage Mutual Funds”). Each Trustee of the Heritage Mutual Funds who is not an employee of the Manager or an employee of an affiliate of the Manager received an annual fee of $18,000 and an additional fee of $3,000 for each combined quarterly meeting of the Heritage Mutual Funds attended. Trustees’ fees and expenses are paid equally by each portfolio in the Heritage Mutual Funds.

Note 5:	Federal Income Taxes. The timing and character of certain income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) from investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital or accumulated net realized gain (loss), as appropriate, in the period that the differences arise. Results of operations and net assets are not affected by these reclassifications. As of August 31, 2003, the Fund has net-tax basis capital loss carryforwards in the aggregate of $37,528. Capital loss carryforwards in the amount of $37,528 may be applied to any net taxable gains until their expiration date of 2004. During the fiscal year ended August 31, 2003 the Fund utilized $1,348 of capital loss carryforwards from prior years. All dividends paid by the Fund for net investment income are exempt from Federal income tax.

Tax Information

(unaudited)

Of the dividends paid from net investment income for the fiscal year ended August 31, 2003, 100% were exempt interest dividends which are tax exempt for purposes of regular federal income tax, and a portion were exempt interest dividends which may be subject to the federal alternative minimum tax. Please consult a tax adviser if you have questions about federal or state income tax laws, or on how to prepare your tax return.

Item 2.	Code of Ethics

Not applicable to semi-annual reports.

Item 3.	Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4.	Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5.	Audit Committee of Listed Registrants

Not applicable to the registrant.

Item 6.	Schedule of Investments

Not applicable at this time.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-end Management Investment Companies

Not applicable to the registrant.

Item 8.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to the registrant.

Item 9.	Submission of Matters to a Vote of Security Holders

Not applicable.

Item 10.	Controls and Procedures

(a)	Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act), the Principal Executive Officer and Treasurer of Heritage Cash Trust have concluded that such disclosure controls and procedures are effective as of April 30, 2004.

(b)	There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) of Heritage Cash Trust that occurred during the first half of its fiscal year that has materially affected or is reasonably likely to materially affect, its internal control over financial reporting.

Item 11.	Exhibits

(a)(1)    Not applicable to semi-annual reports.

(a)(2)    The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.CERT.

(b)    The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HERITAGE CASH TRUST
Date: April 30, 2004

/s/ K.C. Clark
K.C. Clark Executive Vice President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: April 30, 2004

/s/ K.C. Clark
K.C. Clark Executive Vice President and Principal Executive Officer

Date: April 30, 2004

/s/ Andrea N. Mullins
Andrea N. Mullins Treasurer